UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Security	Principal Amount (000’s omitted)	Value
Education — 12.3%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$3,250	$3,669,185
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,421,317
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,489,200
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,373,152
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,744,911
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,456,680
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,626,700
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	776,973
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,654,660
University of Cincinnati, OH, 5.00%, 6/1/45(1)	6,000	6,933,660
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	16,157,374
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,558,100

		$114,861,912

Electric Utilities — 3.0%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,647,283
Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,790,300
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,733,600
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,812,196
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,228,190

		$28,211,569

Escrowed/Prerefunded — 17.4%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$11,075,970
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/38(1)	9,750	10,279,523
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	12,543,731
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	2,735	3,098,509
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	16,370,361
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	11,280,457
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,779,820
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,622,836
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	7,103,418
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,175	1,371,601
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	11,548,200
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	12,075	13,944,451

Security	Principal Amount (000’s omitted)	Value
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	$13,500	$14,429,610
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,140	1,311,821
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	6,425	7,382,068
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	837,058
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	883,561
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	602,917
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	506,430
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,364,137
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,191,950
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/33	5,000	5,179,900
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,370,495
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	11,541,800

		$162,620,624

General Obligations — 13.8%
California, 5.00%, 10/1/33(1)	$18,800	$22,090,000
California, 5.00%, 8/1/46(1)	15,000	17,447,850
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,975,699
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,794,730
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,231,780
New York, NY, 5.00%, 10/1/32	10,000	11,515,500
Ocean City, NJ, 1.00%, 11/15/28	2,905	2,398,310
Oregon, 5.00%, 8/1/35(1)	6,750	7,676,438
Oregon, 5.00%, 8/1/36	860	975,111
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,359,875
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,639,700
Washington, 4.00%, 7/1/28(1)	10,000	10,907,800
Washington, 5.00%, 2/1/35(1)	18,250	21,160,510

		$129,173,303

Hospital — 9.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,123,980
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,993,817
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,191,983
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,373,200
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,951,542
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,418,395
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,637,040
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	3,000	3,104,700
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,816,576
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,604,145
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,749,590

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	$14,740	$16,162,115

		$91,127,083

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,401,004

		$4,401,004

Insured-Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,211,126

		$20,211,126

Insured-Electric Utilities — 0.6%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,584,931

		$5,584,931

Insured-Escrowed/Prerefunded — 15.0%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,382,250
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	8,250	8,436,037
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,354,283
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,090,503
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,348,312
Chicago, IL, (O’Hare International Airport), (AGM), Prerefunded to 1/1/18, 4.75%, 1/1/34(1)	21,640	22,060,248
Chicago, IL, Wastewater Transmission Revenue, (BHAC), Prerefunded to 1/1/18, 5.50%, 1/1/38	2,060	2,107,524
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	11,900,660
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	8,930,270
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,874,795
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,251,140
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,015	1,082,213
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	1,999,163
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	1,015	1,082,487
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	1,160	1,241,444
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,932,959
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	775	841,782
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	1,575	1,710,718
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,697,459
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	24,000	24,833,280
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	666,944
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,330,768

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	$5,795	$6,394,551

		$140,549,790

Insured-General Obligations — 6.9%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$37,945
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,744,304
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,782,675
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,145,479
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,753,686
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	15,090,624
Port Arthur Independent School District, TX, (AGC), Prerefunded to 2/15/18, 4.75%, 2/15/38(1)	10,950	11,213,567

		$64,768,280

Insured-Hospital — 7.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$11,000	$11,384,890
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,603,900
Maryland Health and Higher Educational Facilities Authority, (AGC), 4.75%, 7/1/47(1)	8,635	8,652,095
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,167,872
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,112,988
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,220,376

		$72,142,121

Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,671,130

		$9,671,130

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,002,817
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,397,055

		$15,399,872

Insured-Solid Waste — 0.2%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$1,985	$2,153,507

		$2,153,507

Insured-Special Tax Revenue — 5.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,983,148
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	14,836,132
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	17,849,850
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	5,749,924

		$54,419,054

Insured-Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$4,760	$5,063,593

		$5,063,593

Insured-Transportation — 10.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,873,500

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$1,000	$1,148,280
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,042,010
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,776,329
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,152,644
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,304,687
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,738,520
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,387,060
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,020,750
Harris County, TX, Toll Road Revenue, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	7,837,986
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,940,556
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,927,497
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,268,971
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,153,449
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,333,683
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	650,940
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	20,246,631
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,775,532

		$99,579,025

Insured-Water and Sewer — 5.1%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$11,807,189
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,286,600
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,105,826
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,398,640
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,973,176
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,537,696
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,078,075
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,518,051
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,553,382

		$47,258,635

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$790	$907,078
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,190	1,379,424
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	12,033
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	19,252,800
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,246,800

		$32,798,135

Other Revenue — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$12,036,775
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,275	1,450,695
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,882,631

		$15,370,101

Special Tax Revenue — 15.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$12,575	$15,068,119

Security	Principal Amount (000’s omitted)	Value
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/41(1)	$10,000	$11,688,600
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	22,435,400
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/38	5,000	5,963,500
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,408,770
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39	1,620	1,571,513
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,616,400
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,933,230
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,684,800
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,743,619
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,714,042

		$146,827,993

Transportation — 15.2%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	$6,000	$6,870,480
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,407,004
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,205	3,756,292
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,787,144
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,964,638
Illinois Toll Highway Authority, 5.00%, 12/1/32(1)	10,425	11,954,243
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,314,800
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,804,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,667,144
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,200,243
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,304,448
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,286,249
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,733,759
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,228,472
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,810,700
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	610	670,103
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	1,580	1,728,852
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,564,013
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,123,494
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	3,520	4,016,778
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,578,045
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,498,150

		$142,269,251

Water and Sewer — 12.0%
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	$25,000	$28,662,250
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41	15,000	17,473,500
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,179,183
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,183,429
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,166,691
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	4,000	4,451,360
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,209,587
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,228,663
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,537,000
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,989,143

Security	Principal Amount (000’s omitted)	Value
Texas Water Development Board, 5.00%, 10/15/40(1)	$15,500	$17,994,570

		$112,075,376

Total Tax-Exempt Investments — 162.0% (identified cost $1,407,605,741)		$1,516,537,415

Other Assets, Less Liabilities — (62.0)%		$(580,377,968)

Net Assets — 100.0%		$936,159,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	11.7%
California	10.6%
Others, representing less than 10% individually	77.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Sep-17	$(34,822,051)	$(35,194,438)	$(372,387)

						$(372,387)

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
PSF	-	Permanent School Fund
XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $372,387.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$799,219,637

Gross unrealized appreciation	$118,275,507
Gross unrealized depreciation	(2,047,729)

Net unrealized appreciation	$116,227,778

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,516,537,415	$—	$1,516,537,415
Total Investments	$—	$1,516,537,415	$—	$1,516,537,415

Liability Description
Futures Contracts	$(372,387)	$—	$—	$(372,387)
Total	$(372,387)	$—	$—	$(372,387)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017